RESTRUCTURING AND RELATED ACTIVITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost	The following is a summary of accrued restructuring costs related to the 2021 Restructuring Plan, (in thousands):

Balance as of December 31, 2021	$1,497
Cash payments	(1,103)
Balance at June 30, 2022	$394
The following is a summary of accrued restructuring costs related to the Restructuring Plan:

December 31, 2021
(in thousands)
Severance and benefits costs	$2,792
Contract termination costs	2,736
Other restructuring costs	—
Total restructuring costs	$5,528
Cash payments	(4,031)
Balance at December 31, 2021	$1,497